Financial instruments - additional disclosures - Activity in level 3 financial assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	$ 3,403
Balance as of December 31	3,893	$ 3,403
Measured at FVOCI
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	88
Balance as of December 31	147	88
Measured at FVPL
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	167
Balance as of December 31	173	167
Long-term financial investments | Measured at FVOCI
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	88
Balance as of December 31	147	88
Long-term financial investments | Measured at FVPL
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	20
Balance as of December 31	1	20
Long-term financial investments | Level 3 | Measured at FVOCI
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	88	46
Additions	67	45
(Losses) recognized in Consolidated Statement of Comprehensive Income	(2)	(2)
(Losses)/gains in Consolidated Income Statement	0	0
Amortization	0	0
Settlement	(6)	(1)
Balance as of December 31	147	88
Long-term financial investments | Level 3 | Measured at FVPL
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	20	6
Additions	13	0
(Losses) recognized in Consolidated Statement of Comprehensive Income	0	0
(Losses)/gains in Consolidated Income Statement	(5)	14
Amortization	(5)	0
Settlement	(15)	0
Balance as of December 31	$ 8	$ 20